Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 30,833	$ 18,220
Short-term deposits		$ 8,607
Short-term restricted deposits	$ 7,875
Trade accounts receivable, net	27,003	$ 22,341
Inventories	27,599	24,650
Due from affiliated companies	559	501
Other current assets	1,712	2,382
Deferred tax asset	177	858
Total current assets	95,758	77,559
Property, plant and equipment, net	13,531	13,025
Long-term inventory	$ 1,979	1,476
Long-term restricted deposit		729
Deferred tax asset	$ 3,955	891
Other assets	248	348
Intangible assets, net	$ 795	928
Goodwill		1,555
Total noncurrent assets	$ 6,977	5,927
Total assets	116,266	96,511
Current liabilities
Trade accounts payable	11,812	9,490
Other current liabilities	30,712	16,279
Total current liabilities	42,524	25,769
Long-term liabilities
Liability for employee severance benefits	772	860
Other long-term liabilities	4,768	4,150
Total noncurrent liabilities	5,540	5,010
Total liabilities	48,064	$ 30,779
Commitments and contingencies
Shareholders' equity
Ordinary shares NIS 0.01 par value, 100,000,000 shares authorized at December 31, 2015 and 2014; 37,440,552 and 32,586,898 issued shares at December 31, 2015 and 2014, respectively; 35,348,176 and 30,494,522 shares outstanding at December 31, 2015 and 2014, respectively	148	$ 134
Additional paid-in capital	76,034	63,465
Retained earnings	(6,082)	4,031
Total shareholders' equity before treasury stock	70,100	67,630
Treasury stock, at cost (2,092,376 as of December 31, 2015 and 2014)	(1,898)	(1,898)
Total shareholders' equity	68,202	65,732
Total liabilities and shareholders' equity	$ 116,266	$ 96,511